Assets held for sale (Details) - Schedule of assets held for sale - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of assets held for sale [Abstract]
Sale and leaseback		R$ 147
Extra Hiper stores	R$ 95	403
Total	R$ 95	R$ 550